10. Stockholders Deficit - Stock Options, Assumptions Used (Details) (USD $)	15 Months Ended
Mar. 31, 2014
Equity [Abstract]
Options Granted	300,000
Grant Date	Sep. 03, 2013
Exercise Price	$ 0.375
Expected Dividends	0.00%
Expected Volatility	150.00%
Risk Free Interest Rate	0.03%
Expected Life of Options	5 years
Expected Forfeitures	0
Fair Value per Stock Option	$ 0.22